Stockholders' Equity and Stock-Based Compensation - Restricted Stock Activity under 2004 Plan and 2011 Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of awards outstanding
Beginning balance	2,037,895	806,317
Awards granted	1,634,392	1,658,132
Awards vested	(565,733)	(241,517)
Awards forfeited	(251,599)	(185,037)
Ending balance	2,854,955	2,037,895